UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09140
                                                     ---------

                       Phoenix Institutional Mutual Funds
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,            John H. Beers, Esq.
     Counsel and Secretary for Registrant        Vice President and Counsel
        Phoenix Life Insurance Company         Phoenix Life Insurance Company
               One American Row                       One American Row
            Hartford, CT 06103-2899                Hartford, CT 06103-2899
     ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


Phoenix Institutional Bond Fund


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

U.S. GOVERNMENT SECURITIES--1.0%


U.S. TREASURY NOTES--1.0%
U.S. Treasury Note
   5.125% due 5/15/16                              $      40         $    46
   4.250% due 11/15/17                                   855             912
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $951)                                                   958
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--10.1%

FHLMC
   5.500% due 8/1/18                                     250             256
   4.500% due 10/1/18                                    436             435
FNMA
   4.500% due 9/1/18                                     428             426
   5.000% due 11/1/20                                    414             418
   5.500% due 6/1/21                                     290             296
   6.000% due 5/1/29                                     131             135
   7.000% due 11/1/30                                     43              46
   6.000% due 11/1/31                                    102             105
   6.000% due 12/1/32                                     75              77
   5.500% due 4/1/33                                   1,448           1,466
   5.000% due 7/1/33                                     234             233
   6.500% due 8/1/33                                     369             385
   5.500% due 4/1/34                                     358             363
   5.000% due 7/1/35                                     378             375
   5.500% due 12/1/35                                    489             494
   6.500% due 8/1/36                                   1,484           1,538
   5.500% due 4/1/37                                     411             416
   6.500% due 9/1/37                                      94              98
FNMA 04-W6, 1A4
   5.500% due 7/25/34                                    349             337
FNMA TBA
   5.500% due 3/1/38(h) (i)                              720             727
GNMA
   7.000% due 8/15/29                                     38              40
   6.500% due 12/15/31                                   284             296
   6.500% due 1/15/32                                     26              28
   6.500% due 3/15/32                                     47              50


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

 5.000% due 9/15/33                                $     604         $   605
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,445)                                               9,645
----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--0.6%

FHLB
   6.000% due 6/29/22                                    280             294
FHLMC
   5.200% due 3/5/19                                     280             285
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $552)                                                   579
----------------------------------------------------------------------------

MUNICIPAL BONDS--11.5%


CALIFORNIA--0.1%
Oakland Pension Obligation Taxable Series A
   (MBIA Insured)
   6.950% due 12/15/08                                    66              67
   6.980% due 12/15/09                                    34              36
                                                                     -------
                                                                         103
                                                                     -------

CONNECTICUT--0.8%
Mashantucket Western Pequot Tribe 144A
   8.500% due 11/15/15(b)                                 95              84
Mashantucket Western Pequot Tribe Taxable
   Series A 144A (FSA Insured)
   6.570% due 9/1/13 (b)                                 675             722
                                                                     -------
                                                                         806
                                                                     -------

FLORIDA--2.5%
Broward County Series A
   5.000% due 1/1/21                                     995           1,064
Miami-Dade County Educational Facilities
   Authority Taxable Series C
   5.460% due 4/1/15                                     165             171
Orange County Tourist Development
   (MBIA Insured)
   5.000% due 10/1/17                                  1,040           1,120
                                                                     -------
                                                                       2,355
                                                                     -------

ILLINOIS--1.2%
Illinois State
   5.000% due 1/1/19                                     965           1,040

Phoenix Institutional Bond Fund



                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

ILLINOIS--(CONTINUED)
McHenry County Community Unified School
   District No. 12 Taxable (FSA Insured)
   5.000% due 12/1/11                              $     135         $   141
                                                                     -------
                                                                       1,181
                                                                     -------

KANSAS--1.4%
Kansas State Department of Transportation
   Series A (FSA Insured)
   5.500% due 3/1/19                                   1,170           1,325

MASSACHUSETTS--1.0%
Massachusetts State Series D
   5.500% due 10/1/16                                    860             975

MICHIGAN--0.7%
Detroit Taxable (FSA Insured)
   4.970% due 5/1/13                                     200             206
Flat Rock Finance Authority Taxable Series A
   6.750% due 10/1/16                                    145             157
Michigan Tobacco Settlement Finance Authority
   Taxable Series A
   7.309% due 6/1/34                                     275             267
                                                                     -------
                                                                         630
                                                                     -------

NEW YORK--1.2%
City of New York (MBIA Insured)
   5.000% due 8/1/17                                     780             849
University of Rochester Taxable (MBIA Insured)
   5.400% due 7/1/18                                     255             264
                                                                     -------
                                                                       1,113
                                                                     -------

PENNSYLVANIA--1.4%
City of Pittsburgh Pension Obligation Taxable
   Series B (FGIC Insured)
   6.350% due 3/1/13                                     400             432
Commonwealth of Pennsylvania (FSA Insured)
   5.375% due 7/1/18                                     790             893
                                                                     -------
                                                                       1,325
                                                                     -------

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
   Funding Corp. Taxable Series A
   6.720% due 6/1/25                                     197             197


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

VIRGINIA--1.0%
Indiana Transportation Finance Authority
   (FGIC Insured)
   5.250% due 6/1/21                               $     775         $   863
Tobacco Settlement Financing Corp.
   Series A-1 Taxable
   6.706% due 6/1/46                                     130             118
                                                                     -------
                                                                         981
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $10,846)                                             10,991
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.9%

AmeriCredit Automobile Receivables Trust
   06-BG, A3
   5.210% due 10/6/11                                    277             273
Bombardier Capital Mortgage Securitization Corp.
   99-A, A3
   5.980% due 1/15/18(c)                                 372             351
Capital Auto Receivables Asset Trust
   04-2, D 144A
   5.820% due 5/15/12(b)                                 270             271
Capital Auto Receivables Asset Trust
   Series 2006-2 Class A3A
   4.980% due 5/15/11                                    435             440
Capital One Auto Finance Trust 07-B, A3A
   5.030% due 4/15/12                                    775             752
Carmax Auto Owner Trust 05-1, C
   4.820% due 10/15/11                                   500             501
Conseco Finance Securitizations Corp. 01-3, A4
   6.910% due 5/1/33(c)                                  546             569
Credit Suisse Mortgage Capital Certificates
   07-NC1, 2A1
   3.199% due 9/25/37(c)                                 620             553
Daimler Chrysler Auto Trust 06-A, B
   5.140% due 9/8/12                                     380             382
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.660% due 9/15/20(b)                                 145             135
GMAC Mortgage Corp. Loan Trust 06-HE3, A2
   5.750% due 10/25/36(c)                                355             318
Hyundai Auto Receivables Trust 04-A, B
   3.460% due 8/15/11                                    130             130
Irwin Home Equity Corp. 06-1, 2A2 144A
   5.390% due 9/25/35(b) (c)                             290             280
Renaissance Home Equity Loan Trust 05-3, AF3
   4.814% due 11/25/35(c)                                250             248

Phoenix Institutional Bond Fund



                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

Renaissance Home Equity Loan Trust 06-2, AF4
   6.115% due 8/25/36(c)                           $   1,015         $   891
Saxon Asset Securities Trust 05-3, A2C
   2.879% due 11/25/35(c)                                265             254
UCFC Manufactured Housing 97-3, A4
   6.975% due 1/15/29                                    258             253
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,863)                                               6,601
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--27.9%


AEROSPACE & DEFENSE--0.1%
   L-3 Communications Corp. Series B
   6.375% due 10/15/15                                   150             147

AIRLINES--2.6%
American Airlines, Inc. 01-1
   6.977% due 11/23/22                                   554             493
American Airlines, Inc. 99-1
   7.024% due 4/15/11                                    565             561
Continental Airlines, Inc. 98-1A
   6.648% due 3/15/19                                    610             601
Delta Air Lines, Inc. 00-1
   7.379% due 11/18/11                                   379             373
JetBlue Airways Corp. 04-2
   6.165% due 5/15/10(c)                                 277             274
United Airlines, Inc. 01-1
   6.071% due 9/1/14                                     166             164
                                                                     -------
                                                                       2,466
                                                                     -------

APPLICATION SOFTWARE--0.1%
Intuit, Inc.
   5.750% due 3/15/17                                     70              68

ASSET MANAGEMENT & CUSTODY BANKS--0.7%
Allied Capital Corp.
   6.000% due 4/1/12                                     155             157
Bank of New York Mellon Corp. (The)
   4.950% due 11/1/12                                    190             195
Janus Capital Group, Inc.
   6.250% due 6/15/12                                    215             218
Nuveen Investment, Inc. 144A
   10.500% due 11/15/15(b)                               100              86
                                                                     -------
                                                                         656
                                                                     -------

AUTO PARTS & EQUIPMENT--0.1%
TRW Automotive Inc. 144A
   7.000% due 3/15/14(b)                                 100              93


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance North America LLC
   6.500% due 11/15/13                             $     155         $   163

AUTOMOTIVE RETAIL--0.2%
AutoNation, Inc.
   7.000% due 4/15/14                                    215             192

BROADCASTING & CABLE TV--0.7%
Comcast Corp.
   5.300% due 1/15/14                                    160             157
   5.875% due 2/15/18                                    115             112
EchoStar DBS Corp.
   6.625% due 10/1/14                                    215             196
Time Warner Cable, Inc.
   5.850% due 5/1/17                                     105             101
Viacom, Inc.
   6.250% due 4/30/16                                    100              97
                                                                     -------
                                                                         663
                                                                     -------

BUILDING PRODUCTS--0.1%
Masco Corp.
   5.850% due 3/15/17                                     70              64
Owens Corning, Inc.
   6.500% due 12/1/16                                     55              45
                                                                     -------
                                                                         109
                                                                     -------

CASINOS & GAMING--1.1%
Mashantucket  Western Pequot Tribe Taxable
   Series A (MBIA Insured)
   6.910% due 9/1/12                                     555             593
MGM MIRAGE
   8.500% due 9/15/10                                    210             218
Seneca Gaming Corp. Series B
   7.250% due 5/1/12                                     225             213
                                                                     -------
                                                                       1,024
                                                                     -------

COMPUTER STORAGE & PERIPHERALS--0.2%
Seagate Technology HDD Holdings, Inc.
   6.375% due 10/1/11                                    220             218

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
Case Corp.
   7.250% due 1/15/16                                    165             161
Terex Corp.
   7.375% due 1/15/14                                    145             144
                                                                     -------
                                                                         305
                                                                     -------

Phoenix Institutional Bond Fund



                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

CONSTRUCTION MATERIALS--0.4%
CRH America, Inc. (Ireland)
   6.000% due 9/30/16(e)                           $     215         $   205
Vulcan Materials Co.
   5.600% due 11/30/12                                   135             137
                                                                     -------
                                                                         342
                                                                     -------

CONSUMER FINANCE--1.4%
Capital One Financial Corp.
   5.250% due 2/21/17                                     95              80
Ford Motor Credit Co. LLC
   8.625% due 11/1/10                                    210             183
GMAC LLC
   6.875% due 9/15/11                                    170             130
   6.750% due 12/1/14                                    235             167
HSBC Finance Corp.
   6.750% due 5/15/11                                    235             244
   6.375% due 11/27/12                                    95              96
SLM Corp.
   5.361% due 2/1/10(c)                                  600             486
                                                                     -------
                                                                       1,386
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Broadridge Financial Solutions, Inc.
   6.125% due 6/1/17                                     175             164
First Data Corp. 144A
   9.875% due 9/24/15(b)                                 100              83
Fiserv, Inc.
   6.125% due 11/20/12                                   205             211
                                                                     -------
                                                                         458
                                                                     -------

DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc.
   7.250% due 9/1/16                                     210             205

DIVERSIFIED BANKS--0.3%
Wachovia Corp.
   5.750% due 2/1/18                                     290             284

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.9%
ARAMARK Services, Inc.
   5.000% due 6/1/12                                     250             219
Cintas Corp.
   6.125% due 12/1/17                                    170             176
Equifax, Inc.
   6.300% due 7/1/17                                     230             234


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--(CONTINUED)
Salvation Army (The)
   5.480% due 9/1/17                               $     185         $   195
                                                                     -------
                                                                         824
                                                                     -------

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc.
   (Indonesia)
   8.394% due 4/1/15(c) (e)                              235             231

ELECTRIC UTILITIES--1.4%
Allegheny Energy Supply 144A
   8.250% due 4/15/12(b)                                 230             250
Dominion Resources, Inc. Series D
   5.000% due 3/15/13                                    125             128
Florida Power Corp. Series A
   5.800% due 9/15/17                                    215             228
Great River Energy 144A
   5.829% due 7/1/17(b)                                  225             230
Midwest Generation LLC Series B
   8.560% due 1/2/16                                     192             208
PPL Capital Funding Trust I Series A
   4.330% due 3/1/09                                     210             211
PSE&G Energy Holdings Co.
   8.500% due 6/15/11                                    120             127
                                                                     -------
                                                                       1,382
                                                                     -------

ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc. 144A
   8.250% due 3/15/18(b)                                 170             165

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. Series B
   5.750% due 2/15/11                                    120             118

FOOD RETAIL--0.2%
Kroger Co. (The)
   6.800% due 12/15/18                                   110             118
SUPERVALU, Inc.
   7.500% due 11/15/14                                   115             117
                                                                     -------
                                                                         235
                                                                     -------

GAS UTILITIES--0.1%
AmeriGas Partners LP
   7.250% due 5/20/15                                    115             114

Phoenix Institutional Bond Fund



                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

HEALTH CARE DISTRIBUTORS--0.2%
Cardinal Health, Inc.
   6.000% due 6/15/17                              $     215         $   219

HEALTH CARE FACILITIES--0.2%
HCA, Inc.
   9.250% due 11/15/16                                   220             229

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
   6.400% due 7/1/17                                     100             101

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc.
   6.125% due 1/15/16                                    215             211

HOTELS, RESORTS & CRUISE LINES--0.4%
Royal Caribbean Cruises Ltd.
   7.250% due 6/15/16                                    230             211
Starwood Hotels & Resort Worldwide, Inc.
   6.250% due 2/15/13                                    180             180
                                                                     -------
                                                                         391
                                                                     -------

HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The)
   5.750% due 11/15/16                                   175             168

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The)
   7.750% due 10/15/15                                   110             111

INTEGRATED TELECOMMUNICATION SERVICES--1.4%
AT&T Corp.
   7.300% due 11/15/11                                   110             119
AT&T, Inc.
   5.625% due 6/15/16                                    295             296
Citizens Communications Co.
   6.250% due 1/15/13                                    175             159
Embarq Corp.
   6.738% due 6/1/13                                     105             102
Qwest Corp.
   7.875% due 9/1/11                                     105             105
   6.500% due 6/1/17                                     115             104
Verizon Communications, Inc.
   4.900% due 9/15/15                                    175             169
   5.500% due 4/1/17                                     110             108
Windstream Corp.
   8.625% due 8/1/16                                     150             148
                                                                     -------
                                                                       1,310
                                                                     -------


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

INVESTMENT BANKING & BROKERAGE--1.8%
Bear Stearns Cos., Inc. (The)
   7.250% due 2/1/18                               $     120         $   124
Credit Suisse USA, Inc.
   5.850% due 8/16/16                                    200             206
Goldman Sachs Group, Inc. (The)
   5.950% due 1/18/18                                    165             163
   6.150% due 4/1/18                                     285             284
Lehman Brothers Holdings, Inc.
   5.625% due 1/24/13                                    120             117
   4.800% due 3/13/14                                    285             248
Merrill Lynch & Co., Inc.
   6.110% due 1/29/37                                    235             186
Morgan Stanley
   5.375% due 10/15/15                                   400             379
                                                                     -------
                                                                       1,707
                                                                     -------

LEISURE PRODUCTS--0.2%
Hasbro, Inc.
   6.300% due 9/15/17                                    215             225

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp.
   4.750% due 1/30/14                                    215             226

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
   6.125% due 7/1/15                                     190             189

MORTGAGE REITS--0.2%
iStar Financial, Inc.
   6.050% due 4/15/15                                    235             167

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
   6.875% due 5/1/12                                     120             124
   5.875% due 11/15/16                                   105             100
                                                                     -------
                                                                         224
                                                                     -------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
   5.625% due 2/15/14                                    100              98

OFFICE ELECTRONICS--0.3%
Xerox Corp.
   6.750% due 2/1/17                                     255             269

Phoenix Institutional Bond Fund



                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

OFFICE REITS--0.2%
HRPT Properties Trust
   5.750% due 2/15/14                              $     210         $   199

OFFICE SERVICES & SUPPLIES--0.3%
Pitney Bowes, Inc.
   4.750% due 5/15/18                                    275             264

OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions Group, Inc. 144A
   9.500% due 1/15/16(b)                                  90              90

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Chesapeake Energy Corp.
   6.250% due 1/15/18                                    235             226
Denbury Resources, Inc.
   7.500% due 4/1/13                                     115             118
Newfield Exploration Co.
   6.625% due 9/1/14                                     185             183
Plains Exploration & Production Co.
   7.750% due 6/15/15                                    110             110
Southwestern Energy Co. 144A
   7.500% due 2/1/18(b)                                  206             214
                                                                     -------
                                                                         851
                                                                     -------

OIL & GAS REFINING & MARKETING--0.4%
Tesoro Corp.
   6.500% due 6/1/17                                     165             149
Valero Energy Corp.
   4.750% due 6/15/13                                    220             219
                                                                     -------
                                                                         368
                                                                     -------

OIL & GAS STORAGE & TRANSPORTATION--1.2%
Buckeye Partners LP
   6.050% due 1/15/18                                     95              97
Energy Transfer Partners LP
   5.950% due 2/1/15                                     220             216
Kinder Morgan Energy Partners LP
   6.000% due 2/1/17                                     215             214
Knight, Inc.
   6.500% due 9/1/12                                     212             216
NGPL PipeCo. LLC 144A
   6.514% due 12/15/12(b)                                165             171
Williams Cos., Inc. (The)
   7.125% due 9/1/11                                     185             197
                                                                     -------
                                                                       1,111
                                                                     -------


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.8%
Bank of America Corp.
   5.750% due 12/1/17                              $     200         $   207
Citigroup, Inc.
   5.500% due 8/27/12                                    145             146
   5.000% due 9/15/14                                    230             217
   5.500% due 2/15/17                                    150             140
International Lease Finance Corp.
   4.750% due 1/13/12                                    465             450
JPMorgan Chase & Co.
   5.125% due 9/15/14                                    185             183
   5.250% due 5/1/15                                     205             204
   6.000% due 1/15/18                                    155             161
                                                                     -------
                                                                       1,708
                                                                     -------

PACKAGED FOODS & MEATS--0.3%
Kraft Foods, Inc.
   6.125% due 2/1/18                                     130             130
Tyson Foods, Inc.
   6.850% due 4/1/16                                     170             170
                                                                     -------
                                                                         300
                                                                     -------

PAPER PRODUCTS--0.1%
Verso Paper Holdings LLC and Verso Paper, Inc.
   Series B
   6.989% due 8/1/14(c)                                   70              60

PROPERTY & CASUALTY INSURANCE--0.7%
Berkley (W.R.) Corp.
   5.875% due 2/15/13                                    215             222
HSB Capital I Series B
   5.168% due 7/15/27(c)                                 365             260
Travelers Cos., Inc.
   5.750% due 12/15/17                                   180             182
                                                                     -------
                                                                         664
                                                                     -------

PUBLISHING--0.0%
Donnelley (R.H.) Corp. 144A
   8.875% due 10/15/17(b)                                 60              38

REGIONAL BANKS--0.8%
Credit Suisse First Boston
   6.000% due 2/15/18                                     95              95
KeyBank NA
   5.700% due 8/15/12                                    215             219
PNC Bank NA
   4.875% due 9/21/17                                    230             206

Phoenix Institutional Bond Fund



                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

REGIONAL BANKS--(CONTINUED)
SunTrust Banks, Inc.
   5.250% due 11/5/12                              $     220         $   217
                                                                     -------
                                                                         737
                                                                     -------

RESIDENTIAL REITS--0.2%
UDR, Inc.
   5.250% due 1/15/15                                    205             193

RESTAURANTS--0.4%
Starbucks Corp.
   6.250% due 8/15/17                                    215             224
Yum! Brands, Inc.
   6.250% due 4/15/16                                    210             213
                                                                     -------
                                                                         437
                                                                     -------

RETAIL REITS--0.3%
Simon Property Group LP
   5.100% due 6/15/15                                    110             101
Tanger Factory Outlet Centers
   6.150% due 11/15/15                                   170             179
                                                                     -------
                                                                         280
                                                                     -------

SPECIALIZED CONSUMER SERVICES--0.1%
Service Corporation International
   7.000% due 6/15/17                                    110             107

SPECIALIZED FINANCE--0.2%
CIT Group, Inc.
   5.125% due 9/30/14                                    285             217

SPECIALIZED REITS--0.7%
Health Care REIT, Inc.
   5.875% due 5/15/15                                    275             255
Host Hotels & Resorts LP
   6.875% due 11/1/14                                    165             158
Nationwide Health Properties, Inc.
   6.250% due 2/1/13                                     215             219
                                                                     -------
                                                                         632
                                                                     -------

STEEL--0.2%
Steel Dynamics, Inc. 144A
   7.375% due 11/1/12(b)                                 235             239

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp.
   6.250% due 5/15/16                                    100              81
Residential Capital LLC
   8.000% due 2/22/11(c)                                 120              59


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

THRIFTS & MORTGAGE FINANCE--(CONTINUED)
Washington Mutual, Inc.
   4.625% due 4/1/14                               $     215         $   152
                                                                     -------
                                                                         292
                                                                     -------

TOBACCO--0.2%
Reynolds American, Inc.
   6.750% due 6/15/17                                    155             157

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series D
   7.375% due 8/1/15                                     105              81
Sprint Nextel Corp.
   6.000% due 12/1/16                                    100              78
                                                                     -------
                                                                         159
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $27,677)                                             26,796
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--31.9%

American Home Mortgage Assets 07-2, M4
   3.129% due 3/25/47(c) (f)                             345             137
Banc of America Alternative Loan Trust 06-9, A1
   6.000% due 1/25/37                                    863             841
Bear Stearns Adjustable Rate Mortgage Trust
   05-12, 13A1
   5.443% due 2/25/36(c)                                 163             147
Bear Stearns Commercial Mortgage Securities
   06-PW12, A4
   5.711% due 9/11/38(c)                                 770             777
Bear Stearns Structured Products, Inc.
   04-15, A2 144A
   0% due 11/27/34(b)                                    111             108
Bear Stearns Structured Products, Inc.
   05-20N, A 144A
   6.099% due 10/25/45(b) (c)                            174             172
Chase Mortgage Finance Corp. 04-S3, 3A1
   6.000% due 3/25/34                                    563             550
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
   5.000% due 8/25/35                                    191             192
Citigroup/Deutsche Bank Commercial Mortgage
   Trust 05-CD1, AM
   5.226% due 7/15/44(c)                                 595             570
Citigroup/Deutsche Bank Commercial Mortgage
   Trust 06-CD2, A4
   5.362% due 1/15/46(c)                                 890             878

Phoenix Institutional Bond Fund



                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

Countrywide Home Loan Mortgage Pass-Through
   Trust 04-13, 1A1
   5.500% due 8/25/34                              $     246         $   245
Countrywide Home Loan Mortgage Pass-Through
   Trust 07-1, A2
   6.000% due 3/25/37                                    978             945
Credit Suisse First Boston Mortgage Securities
   Corp. 04-1, 1A1
   5.750% due 2/25/34                                    123             117
Credit Suisse First Boston Mortgage Securities
   Corp. 05-12, 6A1
   6.000% due 1/25/36                                    766             670
Credit Suisse First Boston Mortgage Securities
   Corp. 05-C5, A1
   5.046% due 8/15/38(c)                                 392             390
Credit Suisse Mortgage Capital Certificates
   06-C1, A4
   5.555% due 2/15/39(c)                               1,270           1,266
Crown Castle Towers LLC 05-1A, AFX 144A
   4.643% due 6/15/35(b)                                 600             589
First Horizon Asset Securities, Inc. 03-2, 1A12
   5.750% due 4/25/33                                    600             554
GE Capital Commercial Mortgage Corp. 04-C3, A4
   5.189% due 7/10/39(c)                               1,205           1,213
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
   4.864% due 5/25/35(c)                                 668             630
Greenwich Capital Commercial Funding Corp.
   04-GG1, A7
   5.317% due 6/10/36(c)                               1,130           1,127
Greenwich Structured ARM Products
   05-5A, N2 144A
   6.611% due 9/27/45(b) (c) (g)                         425             399
IndyMac Index Mortgage Loan Trust
   06-AR25, 3A1
   6.367% due 9/25/36(c)                                 159             121
JPMorgan Mortgage Trust 05-S3, 2A2
   5.500% due 1/25/21                                    395             389
Lehman Brothers - UBS Commercial Mortgage
   Trust 04-C4, A2
   4.567% due 6/15/29(c)                               1,015           1,010
Lehman Brothers - UBS Commercial Mortgage
   Trust 04-C7, A6
   4.786% due 10/15/29(c)                              1,125           1,103


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

Lehman Brothers - UBS Commercial Mortgage
   Trust 06-C6, A4
   5.372% due 9/15/39                              $   1,055         $ 1,032
Lehman Brothers - UBS Commercial Mortgage
   Trust 07-C2, A2
   5.303% due 2/15/40                                    530             517
Lehman Brothers - UBS Commercial Mortgage
   Trust 07-C6, A2
   5.845% due 7/15/40                                    585             574
Lehman Brothers Commercial Conduit Mortgage
   Trust 07-C3, A4
   5.933% due 7/15/44(c)                                 271             272
Lehman Brothers Commercial Conduit Mortgage
   Trust 99-C2, A2
   7.325% due 10/15/32                                 1,078           1,098
MASTR Alternative Net Interest Margin Trust
   05-CW1A, N1 144A
   6.750% due 12/26/35(b) (g)                             42              28
MASTR Resecuritization Trust 05-1 144A
   5.000% due 10/28/34(b)                                317             285
MASTR Resecuritization Trust 05-2 144A
   4.750% due 3/28/34(b)                                 322             286
Merrill Lynch Mortgage Trust 04-KEY2, A4
   4.864% due 8/12/39(c)                               1,110           1,092
Merrill Lynch Mortgage Trust 06-C1, AM
   5.658% due 5/12/39(c)                                 440             411
Merrill Lynch/Countrywide Commercial Mortgage
   Investors, Inc. 06-3, 2A1
   6.085% due 10/25/36(c)                                292             279
Merrill Lynch/Countrywide Commercial Mortgage
   Trust 06-3, A4
   5.414% due 7/12/46(c)                                 950             932
Morgan Stanley Capital I 06-T23, A4
   5.811% due 8/12/41(c)                                 595             604
Morgan Stanley Capital I 07-IQ14, A2
   5.610% due 4/15/49                                    565             555
Morgan Stanley Mortgage Loan Trust
   05-5AR, 4A1
   5.528% due 9/25/35(c)                                 173             136
NationsLink Funding Corp. 99-2, A2C
   7.229% due 6/20/31(c)                                 433             433
PNC Mortgage Acceptance Corp. 00-C2, A2
   7.300% due 10/12/33(c)                                588             608

Phoenix Institutional Bond Fund



                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

Residential Funding Mortgage Securities I, Inc.
   05-SA1, 2A
   4.843% due 3/25/35(c)                           $     312         $   297
SBA Commercial Mortgage Backed Securities
   Trust 06-1A, B 144A
   5.451% due 11/15/36(b)                                215             197
Structured Asset Securities Corp. 03-32, 1A1
   5.198% due 11/25/33(c)                                717             656
Structured Asset Securities Corp. 05-1, 6A1
   6.000% due 2/25/35                                  1,014             887
Wachovia Bank Commercial Mortgage Trust
   04-C12, A4
   5.233% due 7/15/41(c)                               1,010           1,023
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.415% due 5/20/36(c)                                 353             299
Washington Mutual Mortgage Pass-Through-
   Certificates, Inc. 05-AR3, A2
   4.637% due 3/25/35(c)                                 663             593
Wells Fargo Mortgage Backed Securities Trust
   04-BB, A1
   4.557% due 1/25/35(c)                                  93              86
Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1
   5.000% due 5/25/20                                    651             634
Wells Fargo Mortgage Backed Securities Trust
   05-AR16, 6A3
   5.000% due 10/25/35(c)                                790             769
Wells Fargo Mortgage Backed Securities Trust
   05-AR4, 2A2
   4.523% due 4/25/35(c)                                 301             281
Wells Fargo Mortgage Backed Securities Trust
   07-AR3, A4
   6.063% due 4/25/37(c)                                 675             626
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $31,922)                                             30,630
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.7%


CHILE--0.2%
Republic of Chile
   5.500% due 1/15/13                                    225             238

RUSSIA--0.5%
Russian Federation RegS
   7.500% due 3/31/30(c) (d)                             416             479


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $650)                                                   717
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--6.6%


ARUBA--0.1%
UFJ Finance AEC
   6.750% due 7/15/13                              $     120         $   133

AUSTRALIA--0.4%
United Energy Distribution Holdings
   Property Ltd. 144A
   5.450% due 4/15/16(b)                                 265             282
Westfield Capital Corp. Ltd./ Westfield Finance
   Authority 144A
   5.125% due 11/15/14(b)                                140             127
                                                                     -------
                                                                         409
                                                                     -------

BRAZIL--0.3%
GTL Trade Finance, Inc. 144A
   7.250% due 10/20/17(b)                                100             106
Vale Overseas Ltd.
   6.250% due 1/23/17                                    210             209
                                                                     -------
                                                                         315
                                                                     -------

CANADA--0.6%
Canadian National Resources Ltd.
   5.900% due 2/1/18                                     165             169
Catalyst Paper Corp.
   7.375% due 3/1/14                                      65              49
CHC Helicopter Corp.
   7.375% due 5/1/14                                     100             100
EnCana Corp.
   5.900% due 12/1/17                                    130             133
Xstrata Finance Canada Ltd. 144A
   5.800% due 11/15/16(b)                                105             102
                                                                     -------
                                                                         553
                                                                     -------

CAYMAN ISLANDS--0.4%
Petrobras International Finance Co.
   6.125% due 10/6/16                                    215             214
Usiminas Commercial Ltd. 144A
   7.250% due 1/18/18(b)                                 165             177
                                                                     -------
                                                                         391
                                                                     -------

CHILE--1.0%
AES Gener SA
   7.500% due 3/25/14                                    295             314

Phoenix Institutional Bond Fund



                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

CHILE--(CONTINUED)
Banco Santander Chile 144A
   5.375% due 12/9/14(b)                           $     190         $   185
Petropower I Funding Trust 144A
   7.360% due 2/15/14(b)                                 422             416
                                                                     -------
                                                                         915
                                                                     -------

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A
   8.500% due 4/16/13(b)                                 250             221

LUXEMBOURG--0.1%
Covidien International Finance SA 144A
   6.000% due 10/15/17(b)                                 90              93

MEXICO--0.2%
Vitro S.A.B. de C.V.
   8.625% due 2/1/12                                     165             153

NETHERLANDS--0.6%
Coca-Cola HBC Finance BV
   5.500% due 9/17/15                                    245             251
Deutsche Telekom International Finance BV
   5.750% due 3/23/16                                    145             143
Intergen NV 144A
   9.000% due 6/30/17(b)                                 150             158
                                                                     -------
                                                                         552
                                                                     -------

QATAR--0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. RegS
   5.298% due 9/30/20(d)                                 250             243

RUSSIA--0.6%
Gazprom OAO (Gaz Capital SA) 144A
   6.212% due 11/22/16(b)                                215             199
OJSC AK Transneft (TransCapitalInvest
   Ltd.) 144A
   5.670% due 3/5/14(b)                                  265             246
TNK-BP Finance SA RegS
   6.125% due 3/20/12(d)                                 170             160
                                                                     -------
                                                                         605
                                                                     -------

SINGAPORE--0.2%
ICICI Bank Ltd. RegS
   5.750% due 11/16/10(d)                                170             170

SOUTH KOREA--0.6%
Export-Import Bank of Korea
   5.500% due 10/17/12                                   220             226


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

SOUTH KOREA--(CONTINUED)
Hynix Semiconductor, Inc. 144A
   7.875% due 6/27/17(b)                           $     235         $   168
Korea Development Bank
   5.300% due 1/17/13                                    100             102
   5.750% due 9/10/13                                     70              74
                                                                     -------
                                                                         570
                                                                     -------

SPAIN--0.1%
Telefonica Emisiones SAU
   6.421% due 6/20/16                                    100             102

SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14(b)                                  100              92

UNITED KINGDOM--0.4%
Barclays Bank plc 144A
   6.050% due 12/4/17(b)                                 185             180
Vodafone Group plc
   5.000% due 9/15/15                                    110             105
   6.150% due 2/27/37                                     95              89
                                                                     -------
                                                                         374
                                                                     -------

UNITED STATES--0.4%
Invesco plc
   5.375% due 12/15/14                                   245             241
Nova Chemicals Corp.
   7.863% due 11/15/13(c)                                210             177
                                                                     -------
                                                                         418
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,431)                                               6,309
----------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES           (000)
                                                   ---------         -------

DOMESTIC COMMON STOCKS--0.0%


PAPER PRODUCTS--0.0%
Northampton Pulp LLC(g) (j)                            1,955               0
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $65)                                                      0
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $95,402)                                             93,226
                                                                     -------

Phoenix Institutional Bond Fund



                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

SHORT-TERM INVESTMENTS--3.0%


COMMERCIAL PAPER(k)--3.0%
Cintas Corp.
   2.850% due 4/1/08                               $   2,850         $ 2,850
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,850)                                               2,850
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $98,252)                                             96,076(a)

Other assets and liabilities, net--(0.2)%                               (205)
                                                                     -------
NET ASSETS--100.0%                                                   $95,871
                                                                     =======


ABBREVIATIONS:

FGIC
FINANCIAL GUARANTY INSURANCE COMPANY

FHLB
FEDERAL HOME LOAN BANK


FHLMC
FEDERAL HOME LOAN MORTGAGE CORPORATION


FNMA
FEDERAL NATIONAL MORTGAGE ASSOCIATION


FSA
FINANCIAL SECURITY ASSURANCE, INC.

GNMA
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MBIA
MUNICIPAL BOND INSURANCE ASSOCIATION


FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,156 and gross depreciation of $3,279 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $98,199.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $7,967 (reported in 000's) or 8.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(f) Illiquid security.
(g) Illiquid and restricted security. At March 31, 2008, these securities amounted to a value of $428 (reported in 000's) or 0.4 % of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(h) All or a portion segregated as collateral for delayed delivery contracts.
(i) When-issued security.
(j) Securitiy valued at fair value.
(k) The rate shown is the discount rate.

Phoenix Low-Duration Core Plus Bond Fund


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

AGENCY MORTGAGE-BACKED SECURITIES--8.7%

FHLMC
   4.650% due 10/10/13                             $      55         $    55
FNMA
   5.500% due 10/1/18                                    147             151
   5.000% due 12/1/18                                     71              72
   4.500% due 12/1/19                                    149             149
   6.000% due 3/13/23                                    125             126
   5.500% due 2/1/35                                     191             193
   6.000% due 2/1/35                                     150             153
   6.500% due 8/1/36                                     185             192
   6.000% due 1/1/37                                      84              86
FNMA 04-W6, 1A4
   5.500% due 7/25/34                                    101              97
FNMA 05-65, DK
   5.000% due 8/25/35                                      9               9
FNMA 05-65, PJ
   5.000% due 8/25/35                                    102             103
FNMA 05-80, AD
   5.500% due 9/25/35                                     69              70
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,437)                                               1,456
----------------------------------------------------------------------------

MUNICIPAL BONDS--7.8%


CALIFORNIA--1.6%
San Bernardino County Finance Authority Pension
   Obligation Taxable (MBIA Insured)
   6.990% due 8/1/10                                     250             268
                                                                     -------

COLORADO--0.5%
Department of Transportation Revenue,
   Prerefunded 6/15/10 @100.5 (AMBAC Insured)
   6.000% due 6/15/11                                     85              92
                                                                     -------

GEORGIA--0.9%
State of Georgia Series B,
   Prerefunded 5/01/12 @100
   5.000% due 5/1/21                                      40              43
State of Georgia Series C,
   Prerefunded 7/01/10 @100
   5.250% due 7/1/16                                      40              43


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

GEORGIA--(CONTINUED)
   5.250% due 7/1/18                               $      60         $    64
                                                                     -------
                                                                         150
                                                                     -------

ILLINOIS--0.9%
McHenry County Community Unified School
   District No. 12 Taxable (FSA Insured)
   5.000% due 12/1/11                                    140             146
                                                                     -------

KENTUCKY--0.4%
Kentucky State Property & Buildings Commission
   (FSA Insured)
   5.250% due 10/1/13                                     55              61
                                                                     -------

MARYLAND--0.4%
State of Maryland
   5.000% due 8/1/10                                      60              64
                                                                     -------

MASSACHUSETTS--0.4%
Commonwealth of Massachusetts General
   Obligation Series C (FSA Insured)
   5.500% due 12/1/17                                     60              68
                                                                     -------

MISSOURI--0.2%
State Highways & Transit Commission
   5.000% due 5/1/16                                      30              33
                                                                     -------

PENNSYLVANIA--0.5%
Philadelphia School District Taxable Series C
   (FSA Insured)
   4.290% due 7/1/10                                      75              76
                                                                     -------

TEXAS--1.8%
City of Austin
   5.000% due 9/1/17                                      70              77
Houston Independent School District,
   Prerefunded 7/15/11 @100 (FSA Insured)
   5.500% due 7/15/18                                     90              98
State of Texas Public Finance Authority
   5.000% due 10/1/12                                    120             130
                                                                     -------
                                                                         305
                                                                     -------

Phoenix Low-Duration Core Plus Bond Fund


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

VIRGINIA--0.2%
Tobacco Settlement Financing Corp.
   Series A-1 Taxable
   6.706% due 6/1/46                               $      40         $    36
                                                                     -------
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $1,279)                                               1,299
----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--1.4%

FHLB
   6.000% due 6/29/22                                     40              42
FHLMC
   5.200% due 3/5/19                                     190             194
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $226)                                                   236
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--5.2%

AmeriCredit Automobile Receivables Trust
   06-RM A2
   5.420% due 8/8/11                                      65              64
Banc of America Securities Auto Trust 06-G1 B
   5.340% due 2/18/11                                     45              46
Chase Funding Mortgage Loan Asset-Backed
   Certificates 04-1, 1A4
   4.111% due 8/25/30                                     53              52
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.660% due 9/15/20(b)                                  19              17
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
   4.622% due 11/25/35(d)                                 25              24
GMAC Mortgage Corp. Loan Trust 06-HE2, A3
   6.320% due 5/25/36                                    115              95
GMAC Mortgage Corp. Loan Trust 06-HE3, A2
   5.750% due 10/25/36(d)                                115             103
Great America Leasing Receivables
   05-1, A4 144A
   4.970% due 8/20/10(b)                                  70              71
GSAMP Trust 06-S4, M6
   3.799% due 5/25/36(d)                                 105              --(v)
JPMorgan Mortgage Acquisition Corp.
   06-CW2, AF3
   5.777% due 8/25/36(d)                                 200             195
MASTR Alternative Net Interest Margin
   06-6, N1 144A
   3.606% due 9/26/46(b) (d) (r)                           8              --(v)
Renaissance Home Equity Loan Trust 05-3, AF3
   4.814% due 11/25/35(d)                                100              99


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

Soundview Home Equity Loan Trust 05-CTX1, A3
   5.322% due 11/25/35(d)                          $     100         $    99
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,019)                                                 865
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--19.5%


AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp.
   7.625% due 6/15/12                                     40              41
                                                                     -------

AGRICULTURAL PRODUCTS--0.2%
Cargill, Inc. 144A
   5.600% due 9/15/12(b)                                  40              41
                                                                     -------

AIRLINES--2.2%
American Airlines, Inc. 01-1
   6.977% due 11/23/22                                   149             133
Continental Airlines, Inc. 98-1A
   6.648% due 3/15/19                                     45              44
Delta Air Lines, Inc. 00-1
   7.379% due 11/18/11                                   110             109
United Airlines, Inc. 00-2
   7.032% due 4/1/12                                      41              40
United Airlines, Inc. 01-1
   6.071% due 9/1/14                                      46              45
                                                                     -------
                                                                         371
                                                                     -------

APPLICATION SOFTWARE--0.1%
Intuit, Inc.
   5.750% due 3/15/17                                     14              14
                                                                     -------

ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Janus Capital Group, Inc.
   6.250% due 6/15/12                                     27              27
Nuveen Investments, Inc.
   5.000% due 9/15/10                                     35              31
                                                                     -------
                                                                          58
                                                                     -------

AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance North America LLC
   6.500% due 11/15/13                                    30              32
                                                                     -------

BROADCASTING & CABLE TV--1.1%
Comcast Cable Holdings LLC
   7.875% due 8/1/13                                      50              55

Phoenix Low-Duration Core Plus Bond Fund


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

BROADCASTING & CABLE TV--(CONTINUED)
COX Communications, Inc.
   4.625% due 6/1/13                               $     130         $   125
                                                                     -------
                                                                         180
                                                                     -------

BUILDING PRODUCTS--0.1%
Esco Corp. 144A
   8.625% due 12/15/13(b)                                 21              20
                                                                     -------

CASINOS & GAMING--0.1%
MGM MIRAGE
   8.500% due 9/15/10                                      5               5
Seminole Hard Rock Entertainment, Inc./Seminole
   Hard Rock International LLC 144A
   5.300% due 3/15/14(b) (d)                               8               7
                                                                     -------
                                                                          12
                                                                     -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Terex Corp.
   7.375% due 1/15/14                                     15              15
                                                                     -------

CONSUMER FINANCE--2.0%
Ford Motor Credit Co. LLC
   6.625% due 6/16/08                                     20              20
   5.625% due 10/1/08                                    125             123
   9.875% due 8/10/11                                     34              30
   8.708% due 4/15/12(d)                                  36              34
GMAC LLC
   4.315% due 5/15/09(d)                                  50              43
   6.875% due 9/15/11                                     71              54
Hertz Corp. (The)
   8.875% due 1/1/14                                      30              29
                                                                     -------
                                                                         333
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. 144A
   9.875% due 9/24/15(b)                                  25              21
                                                                     -------

DISTILLERS & VINTNERS--0.1%
Constellation Brands, Inc.
   8.375% due 12/15/14                                    16              16
                                                                     -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Erac USA Finance Co. 144A
   5.300% due 11/15/08(b)                                 30              30
                                                                     -------


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
   (Indonesia)
   6.875% due 2/1/14                               $      20         $    21
                                                                     -------

ELECTRIC UTILITIES--1.9%
Allegheny Energy Supply 144A
   8.250% due 4/15/12(b)                                  15              16
Consumers Energy Co. Series H
   4.800% due 2/17/09                                    245             247
Midwest Generation LLC Series B
   8.560% due 1/2/16                                      13              14
PSE&G Energy Holdings Co.
   8.500% due 6/15/11                                     25              26
Texas Competitive Electric Holdings
   Co. LLC 144A
   10.250% due 11/1/15(b)                                 14              14
                                                                     -------
                                                                         317
                                                                     -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
General Cable Corp.
   7.104% due 4/1/15(d)                                   25              22
                                                                     -------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Series B
   5.750% due 2/15/11                                     50              49
                                                                     -------

FOOD RETAIL--0.5%
Kroger Co. (The)
   8.050% due 2/1/10                                      75              80
                                                                     -------

GAS UTILITIES--0.1%
ONEOK Partners LP
   5.900% due 4/1/12                                      20              21
                                                                     -------

HEALTH CARE FACILITIES--0.2%
HCA, Inc.
   9.125% due 11/15/14                                    16              16
   9.250% due 11/15/16                                    15              16
                                                                     -------
                                                                          32
                                                                     -------

HOTELS, RESORTS & CRUISE LINES--0.1%
Starwood Hotels & Resort Worldwide, Inc.
   6.250% due 2/15/13                                     22              22
                                                                     -------

HOUSEHOLD PRODUCTS--0.1%
Yankee Acquisition Corp. Series B
   8.500% due 2/15/15                                     30              24
                                                                     -------

Phoenix Low-Duration Core Plus Bond Fund


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

INDUSTRIAL GASES--0.1%
Air Products & Chemicals, Inc.
   4.150% due 2/1/13                               $      18         $    18
                                                                     -------

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T Corp.
   7.300% due 11/15/11                                    75              81
                                                                     -------

INVESTMENT BANKING & BROKERAGE--1.3%
Bear Stearns Cos., Inc. (The)
   7.250% due 2/1/18                                      45              46
Goldman Sachs Group, Inc. (The)
   5.950% due 1/18/18                                     27              27
Lehman Brothers Holdings, Inc.
   6.000% due 7/19/12                                     25              25
   5.625% due 1/24/13                                     16              15
Merrill Lynch & Co., Inc. (Brazil)
   10.710% due 3/8/17(c)                                 200(g)          100
                                                                     -------
                                                                         213
                                                                     -------

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
   6.125% due 7/1/15                                      25              25
                                                                     -------

MORTGAGE REITS--0.3%
iStar Financial, Inc. Series B
   5.950% due 10/15/13                                    75              55
                                                                     -------

OFFICE SERVICES & SUPPLIES--0.5%
Steelcase, Inc.
   6.500% due 8/15/11                                     75              80
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. 144A
   9.500% due 1/15/16(b)                                   5               5
                                                                     -------

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Forest Oil Corp.
   8.000% due 6/15/08                                    125             126
XTO Energy, Inc.
   5.900% due 8/1/12                                      20              21
                                                                     -------
                                                                         147
                                                                     -------

OIL & GAS REFINING & MARKETING--0.7%
Tesoro Corp.
   6.250% due 11/1/12                                     45              42


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

OIL & GAS REFINING & MARKETING--(CONTINUED)
Valero Energy Corp.
   4.750% due 6/15/13                              $      75         $    75
                                                                     -------
                                                                         117
                                                                     -------

OIL & GAS STORAGE & TRANSPORTATION--0.7%
Buckeye Partners LP
   6.050% due 1/15/18                                     11              11
Knight, Inc.
   6.500% due 9/1/12                                      33              34
Pacific Energy Partners LP/Pacific
   Energy Finance Corp.
   7.125% due 6/15/14                                     25              26
Transcontinental Gas Pipe Line Corp. Series B
   7.000% due 8/15/11                                     35              37
                                                                     -------
                                                                         108
                                                                     -------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
International Lease Finance Corp.
   4.750% due 1/13/12                                     75              72
JPMorgan & Co., Inc.
   6.250% due 1/15/09                                     50              51
                                                                     -------
                                                                         123
                                                                     -------

PAPER PACKAGING--0.1%
Jefferson Smurfit Corp.
   8.250% due 10/1/12                                     15              14
                                                                     -------

PAPER PRODUCTS--0.9%
Bowater, Inc.
   5.800% due 3/15/10(d)                                 125              91
Georgia Pacific Corp.
   7.700% due 6/15/15                                     30              28
Verso Paper Holdings LLC and Verso Paper, Inc.
   Series B
   6.989% due 8/1/14(d)                                   28              24
                                                                     -------
                                                                         143
                                                                     -------

RETAIL REITS--0.4%
Simon Property Group LP
   4.600% due 6/15/10                                     50              50
   5.600% due 9/1/11                                      20              20
                                                                     -------
                                                                          70
                                                                     -------

SPECIALIZED FINANCE--0.2%
Textron Financial Corp.
   5.125% due 11/1/10                                     35              36
                                                                     -------

Phoenix Low-Duration Core Plus Bond Fund


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

SPECIALIZED REITS--0.9%
Host Hotels & Resorts LP
   6.875% due 11/1/14                              $      40         $    38
Nationwide Health Properties, Inc.
   6.250% due 2/1/13                                      45              46
Trustreet Properties, Inc.
   7.500% due 4/1/15                                      35              38
Ventas Realty LP/Ventas Capital Corp.
   6.750% due 6/1/10                                      20              20
                                                                     -------
                                                                         142
                                                                     -------

STEEL--0.1%
Steel Dynamics, Inc. 144A
   7.375% due 11/1/12(b)                                  17              17
                                                                     -------

THRIFTS & MORTGAGE FINANCE--0.2%
Residential Capital LLC
   8.125% due 11/21/08                                    15              11
   8.000% due 2/22/11                                     45              22
                                                                     -------
                                                                          33
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series D
   7.375% due 8/1/15                                      60              46
                                                                     -------
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $3,377)                                               3,245
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--18.9%

Adjustable Rate Mortgage Trust 05-3, 2A1
   4.690% due 7/25/35(d)                                 153             128
American General Mortgage Loan Trust
   06-1, A2 144A
   5.750% due 12/25/35(b) (d)                             75              75
American Tower Trust L 07-1A, C 144A
   5.615% due 4/15/37(b)                                  65              57
Banc of America Alternative Loan Trust 06-9, A1
   6.000% due 1/25/37                                    135             132
Bear Stearns Commercial Mortgage Securities
   04-ESA, J 144A
   5.817% due 5/14/16(b)                                 140             145
Bear Stearns Structured Products, Inc.
   05-10 144A
   5.106% due 4/26/35(b) (d)                              45              43
Chase Mortgage Finance Corp. 04-S3, 3A1
   6.000% due 3/25/34                                     92              90


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

Chase Mortgage Finance Corp. 06-A1, 4A1
   6.042% due 9/25/36(d)                           $     127         $   129
Citicorp Mortgage Securities, Inc. 06-7, 1A1
   6.000% due 12/25/36                                    87              85
Countrywide Home Loan Mortgage Pass-Through
   Trust 04-13, 1A1
   5.500% due 8/25/34                                     64              64
Countrywide Home Loan Mortgage Pass-Through
   Trust 07-1, A2
   6.000% due 3/25/37                                     92              89
Credit Suisse First Boston Mortgage Securities
   Corp. 05-12, 6A1
   6.000% due 1/25/36                                     43              38
Credit Suisse First Boston Mortgage Securities
   Corp. 98-C1, B
   6.590% due 5/17/40                                    150             150
Credit Suisse First Boston Mortgage Securities
   Corp. 99-C1, A2
   7.290% due 9/15/41                                    108             111
Crown Castle Towers LLC 05-1A, AFX 144A
   4.643% due 6/15/35(b)                                  75              74
First Union - Lehman Brothers - Bank of America
   98-C2, A2
   6.560% due 11/18/35                                    16              16
GS Mortgage Securities Corp. II 07-EOP, G 144A
   3.261% due 3/6/20(b) (d)                               30              26
GS Mortgage Securities Corp. II 07-EOP, H 144A
   3.391% due 3/6/20(b) (d)                               40              34
GSAA Trust 04-10, AF2
   4.220% due 8/25/34(d)                                  19              19
GSR Mortgage Loan Trust 05-AR6, 3A1
   4.560% due 9/25/35(d)                                  34              34
Harborview Mortgage Loan Trust 05-15, B8
   4.550% due 10/20/45(d) (s)                             50              21
Harborview Mortgage Loan Trust 05-9, B10
   4.286% due 6/20/35(d)                                  42              33
Harborview Net Interest Margin Corp.
   06-12, N1 144A
   6.409% due 12/19/36(b)                                  5               5
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
   6.367% due 9/25/36(d)                                  80              60
IndyMac Index Mortgage Loan Trust 07-AR2, B1
   5.870% due 6/25/37(d)                                  45              24

Phoenix Low-Duration Core Plus Bond Fund


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

JPMorgan Mortgage Trust 05-S3, 2A2
   5.500% due 1/25/21                              $      73         $    72
Lehman Brothers - UBS Commercial Mortgage
   Trust 07-C2, A2
   5.303% due 2/15/40                                     84              82
Lehman Brothers - UBS Commercial Mortgage
   Trust 07-C6, A2
   5.845% due 7/15/40                                     50              49
Merrill Lynch/Countrywide Commercial Mortgage
   Investors, Inc. 06-3, 2A1
   6.085% due 10/25/36(d)                                 59              57
Residential Funding Mortgage Securities I,
   Inc. 05-SA1, 2A
   4.843% due 3/25/35(d)                                 117             112
Residential Funding Mortgage Securities I,
   Inc. 06-S4, A2
   6.000% due 4/25/36                                     85              84
SBA Commercial Mortgage Backed Securities
   Trust 06-1A, B 144A
   5.451% due 11/15/36(b)                                 30              27
Structured Asset Securities Corp. 03-32, 1A1
   5.198% due 11/25/33(d)                                 54              50
Structured Asset Securities Corp. 05-1, 6A1
   6.000% due 2/25/35                                    115             101
Wachovia Bank Commercial Mortgage Trust
   2004-C12, A2
   5.001% due 7/15/41                                    135             134
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.415% due 5/20/36(d)                                  75              63
Washington Mutual Mortgage Pass Through
   Certificates 06-AR16, 1A1
   5.606% due 12/25/36(d)                                 53              50
Wells Fargo Mortgage Backed Securities Trust
   04-BB, A1
   4.557% due 1/25/35(d)                                 138             128
Wells Fargo Mortgage Backed Securities Trust
   04-EE, 2A3
   3.989% due 12/25/34(d)                                144             127
Wells Fargo Mortgage Backed Securities Trust
   05-14, 2A1
   5.500% due 12/25/35                                    89              86
Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1
   5.000% due 5/25/20                                     49              48


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

Wells Fargo Mortgage Backed Securities Trust
   05-AR10, 2A16
   4.110% due 6/25/35(d)                           $      75         $    73
Wells Fargo Mortgage Backed Securities Trust
   07-AR3, A4
   6.063% due 4/25/37(d)                                 135             125
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,376)                                               3,150
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--17.7%


ARGENTINA--0.4%
Republic of Argentina
   3.092% due 8/3/12(d)                                   78              66
                                                                     -------

AUSTRALIA--2.6%
Commonwealth of Australia Series 909
   7.500% due 9/15/09                                    476(f)          442
                                                                     -------

BRAZIL--2.9%
Federative Republic of Brazil
   10.500% due 7/14/14                                    15              19
   12.500% due 1/5/16                                    750(g)          460
                                                                     -------
                                                                         479
                                                                     -------

COLOMBIA--0.7%
Republic of Colombia
   9.750% due 4/23/09                                     65              69
   12.000% due 10/22/15                               75,000(h)           43
                                                                     -------
                                                                         112
                                                                     -------

COSTA RICA--0.2%
Republic of Costa Rica 144A
   6.548% due 3/20/14(b)                                  40              42
                                                                     -------

GERMANY--0.9%
Federal Republic of Germany 144A
   3.250% due 4/17/09(b)                                  95(i)          149
                                                                     -------

INDONESIA--0.3%
Republic of Indonesia
   11.000% due 12/15/12                              400,000(j)           44
                                                                     -------

MALAYSIA--0.5%
Malaysian Government
   3.756% due 4/28/11                                    275(k)           87
                                                                     -------

Phoenix Low-Duration Core Plus Bond Fund


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

MEXICO--0.6%
United Mexican States
   6.625% due 3/3/15                               $      85         $    95
                                                                     -------

NEW ZEALAND--1.0%
Commonwealth of New Zealand Series 708
   6.000% due 7/15/08                                    209(l)          163
                                                                     -------

NORWAY--1.3%
Kingdom of Norway
   5.500% due 5/15/09                                  1,130(m)          223
                                                                     -------

PHILIPPINES--1.1%
Republic of Philippines
   9.875% due 3/16/10                                     90              99
   8.375% due 2/15/11                                     70              77
                                                                     -------
                                                                         176
                                                                     -------

RUSSIA--0.8%
Russian Federation RegS(e)
   8.250% due 3/31/10                                     89              94
   7.500% due 3/31/30(d)                                  35              40
                                                                     -------
                                                                         134
                                                                     -------

SINGAPORE--0.4%
Republic of Singapore
   2.500% due 10/1/12                                    100(o)           76
                                                                     -------

SWEDEN--0.3%
Kingdom of Sweden Series 1043
   5.000% due 1/28/09                                    260(p)           44
                                                                     -------

TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS
   9.875% due 10/1/09(e)                                  30              33
                                                                     -------

TURKEY--2.0%
Republic of Turkey
   0.000% due 5/6/09                                     200(q)          125
   11.750% due 6/15/10                                   155             180
   11.500% due 1/23/12                                    20              24
                                                                     -------
                                                                         329
                                                                     -------

VENEZUELA--1.5%
Republic of Venezuela
   8.500% due 10/8/14                                    110             102


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

VENEZUELA--(CONTINUED)
Republic of Venezuela RegS
   5.375% due 8/7/10(e)                            $     163         $   151
                                                                     -------
                                                                         253
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,865)                                               2,947
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--6.9%


AUSTRALIA--0.9%
Westfield Capital Corp. Ltd./ Westfield Finance
   Authority 144A
   4.375% due 11/15/10(b)                                150             147
                                                                     -------

CANADA--0.8%
Rogers Wireless Communications, Inc.
   8.000% due 12/15/12                                   125             130
                                                                     -------

CHILE--0.6%
Celulosa Arauco y Constitucion SA
   7.750% due 9/13/11                                     55              61
Empresa Nacional de Electricidad SA
   7.750% due 7/15/08                                     40              41
                                                                     -------
                                                                         102
                                                                     -------

INDIA--0.3%
ICICI Bank Ltd. 144A
   5.750% due 11/16/10(b)                                 50              50
                                                                     -------

MEXICO--0.4%
Fideicomiso Petacalco Trust 144A
   10.160% due 12/23/09(b)                                30              31
Vitro S.A.B. de C.V.
   8.625% due 2/1/12                                      40              37
                                                                     -------
                                                                          68
                                                                     -------

NETHERLANDS--0.1%
NXP BV/NXP Funding LLC
   7.008% due 10/15/13(d)                                 35              29
                                                                     -------

POLAND--0.4%
Telekomunikacja Polska SA Finance BV 144A
   7.750% due 12/10/08(b)                                 75              77
                                                                     -------

QATAR--0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. 144A
   3.437% due 9/15/09(b)                                   9               9
                                                                     -------

Phoenix Low-Duration Core Plus Bond Fund


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

RUSSIA--1.0%
European Bank for Reconstruction & Development
   6.000% due 2/14/12                                  2,000(n)      $    81
Gazprom OAO (Gaz Capital SA) 144A
   6.212% due 11/22/16(b)                          $      95              88
                                                                     -------
                                                                         169
                                                                     -------

SOUTH KOREA--0.6%
Korea Development Bank
   3.875% due 3/2/09                                     100             100
                                                                     -------

TURKEY--0.6%
Bosphorus Financial Services Ltd. 144A
   4.865% due 2/15/12(b) (d)                             100              96
                                                                     -------

UNITED ARAB EMIRATES--0.6%
Abu Dhabi National Energy Co. 144A
   5.620% due 10/25/12(b)                                100             102
                                                                     -------

UNITED STATES--0.5%
Canadian National Resources Ltd.
   4.900% due 12/1/14                                     24              24
Nova Chemicals Corp.
   7.863% due 11/15/13(d)                                 49              41
Tyco Electronic Group SA 144A
   6.000% due 10/1/12(b)                                  15              15
                                                                     -------
                                                                          80
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,182)                                               1,159
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.1%


PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
   2.875% due 9/30/10                                     15              13
                                                                     -------
----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $13)                                                     13
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--8.7%


ADVERTISING--0.1%
Lamar Media Corp. Tranche F
   4.813% due 3/31/14(d)                                  10              10
                                                                     -------

APPAREL RETAIL--0.1%
HBI Branded Apparel Ltd., Inc. Tranche 2
   6.994% due 3/5/14(d)                                   25              24
                                                                     -------


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
Hanesbrands, Inc. Tranche B
   5.005% due 9/5/13(d)                            $      16         $    16
Totes Isotoner Corp. Tranche B
   7.415% due 1/16/13(d)                                   6               5
                                                                     -------
                                                                          21
                                                                     -------

AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co. Tranche B
   8.000% due 12/15/13(d)                                 40              33
General Motors Corp. Tranche B
   7.056% due 11/29/13(d)                                 30              26
                                                                     -------
                                                                          59
                                                                     -------

BROADCASTING & CABLE TV--0.6%
Charter Communications Operating LLC Tranche
   5.260% due 3/6/14                                      74              63
DIRECTV Holdings LLC Tranche B
   4.781% due 4/13/13(d)                                  33              31
                                                                     -------
                                                                          94
                                                                     -------

CASINOS & GAMING--0.2%
Harrahs Operating Co., Inc. Tranche B3
   8.356% due 1/28/15(d)                                  30              28
                                                                     -------

COMMODITY CHEMICALS--0.2%
Celanese Holdings LLC Tranche B
   8.181% due 3/30/14(d)                                  45              42
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
First Data Corp. Tranche B3
   7.607% due 9/24/14(d)                                  55              50
Reynolds & Reynolds Co. (The) Tranche FL
   6.843% due 10/24/12(d)                                 31              28
                                                                     -------
                                                                          78
                                                                     -------

DEPARTMENT STORES--0.3%
Neiman-Marcus Group, Inc. (The) Tranche
   6.062% due 4/6/13(d)                                   62              57
                                                                     -------

DISTRIBUTORS--0.2%
Building Materials Holding Corp. Tranche B
   8.830% due 11/10/11(d)                                 39              30
                                                                     -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
   5.198% due 1/26/14(d)                                   1               1

Phoenix Low-Duration Core Plus Bond Fund


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--(CONTINUED)
ARAMARK Corp. Tranche B
   6.705% due 1/26/14(d)                           $      14         $    13
                                                                     -------
                                                                          14
                                                                     -------

ELECTRIC UTILITIES--0.1%
Energy Future Holdings Corp. Tranche B2
   6.537% due 10/10/14(d)                                 23              21
                                                                     -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
   4.969% due 1/31/14(d)                                  17              17
                                                                     -------

ENVIRONMENTAL & FACILITIES SERVICES--0.8%
Allied Waste North America, Inc. Letter of
   Credit A
   4.600% due 3/28/14(d)                                  33              31
Allied Waste North America, Inc. Tranche B
   4.605% due 3/28/14(d)                                  54              52
Duratek, Inc. Tranche B
   7.099% due 6/30/16                                      4               3
EnergySolutions Inc.Tranche B
   7.099% due 6/7/13(d)                                    7               7
EnergySolutions LLC Tranche
   5.366% due 2/26/14                                     35              33
EnviroCare Tranche C
   5.366% due 6/30/16                                       (u)           --(v)
                                                                     -------
                                                                         126
                                                                     -------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
Mosaic Co. (The) Tranche  B
   5.063% due 12/1/13(d)                                   4               4
                                                                     -------

HEALTH CARE FACILITIES--0.5%
HCA, Inc. Tranche B
   7.080% due 11/18/13(d)                                 15              14
Health Management Associates, Inc. Tranche B
   5.801% due 2/28/14(d)                                  12              10
LifePoint Hospitals, Inc. Tranche B
   6.715% due 4/15/12(d)                                  71              66
                                                                     -------
                                                                          90
                                                                     -------

HEALTH CARE SERVICES--0.2%
DaVita, Inc. Tranche B1
   5.095% due 10/5/12(d)                                  39              37
                                                                     -------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
   8.891% due 2/6/14(d)                                   14              12
                                                                     -------


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
Mirant North America LLC Tranche B
   5.021% due 1/3/13(d)                            $      15         $    14
NRG Energy, Inc. Letter of Credit
   6.480% due 2/1/13(d)                                   54              51
NRG Energy, Inc. Tranche B
   6.580% due 2/1/13(d)                                   21              19
                                                                     -------
                                                                          84
                                                                     -------

INTEGRATED TELECOMMUNICATION SERVICES--1.0%
Level 3 Communications, Inc. Tranche B
   6.008% due 3/13/14(d)                                   5               4
NTELOS, Inc. Tranche B1
   5.530% due 8/24/11(d)                                 120             115
Time Warner Telecom Holdings Tranche B
   5.280% due 1/7/13(d)                                   45              42
                                                                     -------
                                                                         161
                                                                     -------

LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc. Tranche B
   7.854% due 5/17/13(d)                                  21              17
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--0.3%
Helix Energy Solutions Group, Inc. Tranche
   6.603% due 7/1/13(d)                                   29              28
Hercules Offshore, Inc. Tranche
   6.580% due 7/11/13(d)                                  20              19
                                                                     -------
                                                                          47
                                                                     -------

PAPER PRODUCTS--0.3%
Boise Paper Holdings LLC Tranche B
   6.236% due 2/22/14(d)                                  50              50
NewPage Corp. Tranche B
   9.891% due 12/21/14(d)                                  9               8
                                                                     -------
                                                                          58
                                                                     -------

PUBLISHING--0.3%
Idearc, Inc. Tranche B
   6.830% due 11/17/14(d)                                 35              28
Tribune Co. Tranche B
   7.910% due 6/4/14(d)                                   25              17
                                                                     -------
                                                                          45
                                                                     -------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Tropicana Entertainment LLC Tranche B
   9.250% due 1/3/12(d)                                    7               6
                                                                     -------

Phoenix Low-Duration Core Plus Bond Fund


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

RESTAURANTS--0.3%
Burger King Corp. Tranche B1
   6.375% due 6/30/12(d)                           $      46         $    45
                                                                     -------

SEMICONDUCTORS--0.2%
Freescale Semiconductor, Inc. Tranche
   5.014% due 12/1/13(d)                                  40              34
                                                                     -------

SPECIALIZED FINANCE--0.4%
Solar Capital Corp. Tranche B
   5.126% due 2/28/14(d)                                  64              59
                                                                     -------

SPECIALTY CHEMICALS--0.1%
Huntsman Corp. Tranche B
   5.035% due 8/16/12(d)                                  17              17
JohnsonDiversey, Inc. Tranche B
   5.112% due 12/16/11(d)                                  7               6
                                                                     -------
                                                                          23
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--0.6%
ALLTEL Communications, Inc. Tranche B3
   5.866% due 5/15/15(d)                                  40              36
Cricket Communications, Inc. Tranche B
   7.830% due 6/16/13(d)                                  37              35
MetroPCS Wireless, Inc. Tranche B
   6.313% due 11/3/13(d)                                  34              31
                                                                     -------
                                                                         102
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $1,568)                                               1,445
----------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS--0.3%


GERMANY--0.2%
Fresenius Medical Care AG & Co. KGaA Tranche B
   6.194% due 3/31/13(d)                                  45              42
                                                                     -------

UNITED STATES--0.1%
Bausch & Lomb, Inc. Tranche
   8.127% due 4/26/15(d)                                  12(i)           18
                                                                     -------
----------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $62)                                                     60
----------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES(d)--0.2%


INDONESIA--0.2%
Republic of Indonesia (Citigroup, Inc.)
   14.000% due 6/15/09                                    38              34
                                                                     -------
----------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $35)                                                     34
----------------------------------------------------------------------------


                                                                      VALUE
                                                     SHARES           (000)
                                                   ---------         -------

EXCHANGE TRADED FUNDS--1.5%

DIAMONDS(R) Trust Series I                               537         $    66
iShares MSCI EAFE(R) Index Fund                          342              24
iShares Russell 2000(R) Index Fund                       874              60
PowerShares QQQ                                          380              17
SPDR Trust Series 1                                      607              80
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $265)                                                   247
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $16,704)                                             16,156
                                                                     -------


                                                   PAR VALUE          VALUE
                                                     (000)            (000)
                                                   ---------         -------

SHORT-TERM INVESTMENTS--2.3%


COMMERCIAL PAPER(t)--2.3%
Eaton Corp.
   2.750% due 4/1/08                               $     380             380
                                                                     -------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $380)                                                   380
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $17,084)                                             16,536(a)

Other assets and liabilities, net--0.8%                                  127
                                                                     -------
NET ASSETS--100.0%                                                   $16,663
                                                                     =======

Phoenix Low-Duration Core Plus Bond Fund


At March 31, 2008, the Fund had entered into forward currency contract as follows (reported in 000's):

                                                                                      Net Unrealized
        Contract to            In Exchange           Settlement                        Appreciation
           Sell                    For                  Date             Value        (Depreciation)
        -----------            -----------           ----------         -------       ---------------

        JPY   18,062           USD   171              5/30/08            $182               $11
        JPY    8,656           USD    85              6/12/08              87                 2
                                                                                            ---
                                                                                            $13
                                                                                            ===

ABBREVIATIONS:

AMBAC
AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FHLB
FEDERAL HOME LOAN BANK

FHLMC
FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA
FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA
FINANCIAL SECURITY ASSURANCE, INC.

MBIA
MUNICIPAL BOND INSURANCE ASSOCIATION

REIT
REAL ESTATE INVESTMENT TRUST


FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $132 and gross depreciation of $688 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $17,092.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $1,551 (reported in 000's) or 9.3% of net assets.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Brazilian Real.
(h) Par value represents Colombian Peso.
(i) Par value represents Euro.
(j) Par Value represents Indonesian Rupiah.
(k) Par Value represents Malaysian Ringgit.
(l) Par value represents New Zealand Dollar.
(m) Par value represents Norwegian Krone.
(n) Par value represents Russian Ruble.
(o) Par value represents Singapore Dollar.
(p) Par value represents Swedish Krona.
(q) Par value represents Turkish Lira.
(r) Illiquid and restricted security. At March 31, 2008, this security amounted to a value of $0 or 0.0 % of net assets. For acquisition information, see
    Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(s) Illiquid securitiy.
(t) The rate shown is the discount rate.
(u) The par value is less than $500.
(v) Amount is less than $500.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)


     NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Phoenix Institutional Mutual Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


       A. SECURITY VALUATION

           Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

           Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

           As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

             Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold.

            Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

           The Funds have adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period of the Funds. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

           [ ] Level 1 - quoted prices in active markets for identical securities
           [ ] Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           [ ] Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


       The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2008 (reported in 000s). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                                 LEVEL 2 -
                                                                SIGNIFICANT
                                                   LEVEL 1 -    OBSERVABLE     LEVEL 3 - SIGNIFICANT
                      FUNDS                      QUOTED PRICE     INPUTS        UNOBSERVABLE INPUTS          TOTAL
----------------------------------------        --------------  -----------    ---------------------     -------------
                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
Institutional Bond Fund                              $  -        $ 93,007             $ 3,069              $ 96,076
Low-Duration Core Plus Bond Fund                      247          15,618                 671                16,536

                                                           OTHER FINANCIAL INSTRUMENTS *
Institutional Bond Fund                              $  -               -                   -              $      -
Low-Duration Core Plus Bond Fund                        -              13                   -                    13

* Other financial instruments are forward currency contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

           The following is a reconciliation of assets of the Funds for Level 3 investments for which significant unobservable inputs were used to determined fair value:


                                       INVESTMENTS IN SECURITIES
                                           (REPORTED IN 000S)

                           INSTITUTIONAL BOND FUND          LOW-DURATION CORE PLUS BOND FUND
                           -----------------------          --------------------------------
BALANCE AS OF 12/31/07             $ 4,320                              $ 1,118
Accrued discounts/premiums               7                                   11
Realized gain (loss)                  (129)                                 (24)
Change in unrealized
appreciation (depreciation)            (17)                                 (64)
Net purchases (sales)               (1,454)                                (256)
Transfers in and/or out of
  Level 3(1)                           342                                 (114)
                                   -------                              -------
BALANCE AS OF 3/31/08              $ 3,069                              $   671
                                   =======                              =======

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.


      (1) Transfers in or out of Level 3 represents the ending value as of March 31, 2008, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

          Level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker, and internally fair valued securities without active markets or market participants.

           In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS
      161) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

       B. FOREIGN SECURITY COUNTRY DETERMINATION

           A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)(CONTINUED)


       NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

           Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.


           Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

          At March 31, 2008, the Funds held the following illiquid and restricted securities:


                                                                          Market          % of
                                    Acquisition       Acquisition         Value at        Net Assets at
                                    Date              Cost                3/31/08         3/31/08
                                    -----------       -----------         --------        -------------
INSTITUTIONAL BOND FUND
-----------------------

       Greenwich Structured
       ARM Products
       05-5A, N2 144A
       6.611%, 9/27/45              2/28/06           $428                $399            0.4%

       MASTR Alternative
       Net Interest Margin Trust
       05-CW1A, N1 144A
       6.75%, 12/26/35              11/18/05            43                  28            0.0%

       Northampton Pulp LLC         12/30/99           184                   0            0.0%


Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)(CONTINUED)


LOW-DURATION CORE PLUS BOND FUND
--------------------------------


       MASTR Alternative
       Net Interest Margin Trust
       06-6, N1 144A
       3.606%, 9/26/46               8/3/06           $9                  $0*             0.0%


* Amount is less than $500




           The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.












Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Institutional Mutual Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 27, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       MAY 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.